ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 6, 2024
Renee E. Laws
T +1 617 235 4975 renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds IV

File Nos. 033-68666; 811-08004

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds IV (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 201 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 28, 2024 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)

Prospectus for AMG Beutel Goodman Core Plus Bond Fund, AMG Beutel Goodman International Equity Fund, AMG GW&K Small/Mid Cap Growth Fund and AMG Montrusco Bolton Large Cap Growth Fund, dated March 1, 2024;

(ii)

Prospectus for AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund, dated March 1, 2024;

(iii)

Statement of Additional Information for AMG Beutel Goodman Core Plus Bond Fund, AMG Beutel Goodman International Equity Fund, AMG GW&K Small/Mid Cap Growth Fund and AMG Montrusco Bolton Large Cap Growth Fund, dated March 1, 2024; and

March 6, 2024

(iv)

Statement of Additional Information for AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund, dated March 1, 2024.

If you have any questions concerning this filing, please call me at (617) 235-4975.

Sincerely,

/s/ Renee E. Laws
Renee E. Laws